Income from equity instruments (Tables)	12 Months Ended
Dec. 31, 2019
Income from equity instruments (Tables) [Abstract]
Breakdown of the balance of this item

The breakdown of the balance of this item is as follows:

Thousand of reais	2019	2018	2017

Equity instruments classified as:
Financial assets held for trading	-	-	18,458
Financial Assets Measured At Fair Value Through Profit Or Loss	13,398	27,047	-
Financial assets - available-for-sale	-	-	64,662
Financial Assets Measured At Fair Value Through Other Comprehensive Income	5,535	5,576	-
Total	18,933	32,623	83,120